INTANGIBLE ASSET (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 10, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trademark for cash				$ 30,000	$ 30,000
Warrants and Rights Outstanding, Term			5 years
Stock Issued During Period, Value, Purchase of Assets		$ 35,351			35,351
Warrants issued in connection with purchase of trademark		$ 50,232			$ 50,232
Trademark Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trademark for cash	$ 30,000
Stock Issued During Period, Shares, Purchase of Assets	35,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Warrants and Rights Outstanding, Term	10 years
Stock Issued During Period, Value, Purchase of Assets	$ 35,351
Warrants issued in connection with purchase of trademark	50,232
Indefinite-lived Intangible Assets Acquired	$ 115,583